Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses and other current liabilities [Abstract]
Accrued professional fees	$ 1,079	$ 2,104
Accrued telecom and bandwidth fees	1,654	887
Accrued office expenses	3,916	1,673
Payable related to expired group buying coupons	585	721
Payable to 58 home service providers	1,812
Deposits from sales agents and others	2,179	1,279
Government subsidy	456	753
Payable to employees related to share-based compensation plan	651
Others	739	638
Total	$ 13,071	$ 8,055